STOCKHOLDERS’ DEFICIT (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Number of warrants
Beginning Balance	2,000,000	2,000,000	2,000,000
Granted
Canceled / Expired	2,000,000
Exercised
Ending Balance		2,000,000	2,000,000
Weighted Average Exercise Price Per Share
Beginning Balance	$ 0.35	$ 0.35	$ 0.35
Granted
Canceled / Expired	0.35
Exercised
Ending Balance		$ 0.35	$ 0.35
Weighted Average Remaining Contractual Life (in years) Beginning	4 years 10 months 6 days	5 years 10 months 6 days	6 years 10 months 6 days
Weighted Average Remaining Contractual Life (in years) Outstanding Ending		4 years 10 months 6 days	5 years 10 months 6 days
Warrants [Member]
Number of warrants
Beginning Balance	395,261,211	11,512,170	564,000
Granted	8,168,468	383,739,041	11,512,170
Canceled / Expired	(10,000)		(554,000)
Exercised	(353,360,492)
Ending Balance	50,059,187	395,261,211	11,512,170
Weighted Average Exercise Price Per Share
Beginning Balance	$ 0.01	$ 0.01	$ 0.25
Granted	0.01		0.01
Canceled / Expired	0.05		0.26
Exercised	0.01
Ending Balance	$ 0.01	$ 0.01	$ 0.01
Weighted Average Remaining Contractual Life (in years) Beginning	4 years 10 months 28 days	5 years 10 months 28 days	6 months
Weighted Average Remaining Contractual Life (in years) Outstanding Ending	4 years 7 months 21 days	4 years 10 months 25 days	5 years 10 months 28 days